Loans receivable (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Gross loans receivable	$ 104,675	$ 101,756
Allowance for loan losses	(16,020)	(15,409)		$ (7,434)
Loans receivable, net	88,655	86,347	[1]
Stage 1 [Member]
Statement Line Items [Line Items]
Gross loans receivable	91,150	91,132
Allowance for loan losses	(7,477)	(6,951)
Loans receivable, net	83,673	84,181
Stage 2 [Member]
Statement Line Items [Line Items]
Gross loans receivable	2,939	3,078
Allowance for loan losses	(1,784)	(2,118)
Loans receivable, net	1,155	960
Stage 3 [Member]
Statement Line Items [Line Items]
Gross loans receivable	10,586	7,546
Allowance for loan losses	(6,759)	(6,340)
Loans receivable, net	3,827	1,206
Strong [Member]
Statement Line Items [Line Items]
Gross loans receivable	$ 87,910	$ 88,035
Days past due	Not past due	Not past due
Strong [Member] | Stage 1 [Member]
Statement Line Items [Line Items]
Gross loans receivable	$ 87,910	$ 88,035
Strong [Member] | Stage 2 [Member]
Statement Line Items [Line Items]
Gross loans receivable
Strong [Member] | Stage 3 [Member]
Statement Line Items [Line Items]
Gross loans receivable
Satisfactory [Member]
Statement Line Items [Line Items]
Gross loans receivable	$ 3,240	$ 3,097
Days past due	1-30 days past due	1-30 days past due
Satisfactory [Member] | Stage 1 [Member]
Statement Line Items [Line Items]
Gross loans receivable	$ 3,240	$ 3,097
Satisfactory [Member] | Stage 2 [Member]
Statement Line Items [Line Items]
Gross loans receivable
Satisfactory [Member] | Stage 3 [Member]
Statement Line Items [Line Items]
Gross loans receivable
Lower risk [Member]
Statement Line Items [Line Items]
Gross loans receivable	$ 1,650	$ 1,838
Days past due	31-60 days past due	31-60 days past due
Lower risk [Member] | Stage 1 [Member]
Statement Line Items [Line Items]
Gross loans receivable
Lower risk [Member] | Stage 2 [Member]
Statement Line Items [Line Items]
Gross loans receivable	1,650	1,838
Lower risk [Member] | Stage 3 [Member]
Statement Line Items [Line Items]
Gross loans receivable
Higher risk [Member]
Statement Line Items [Line Items]
Gross loans receivable	$ 1,289	$ 1,240
Days past due	61-90 days past due	61-90 days past due
Higher risk [Member] | Stage 1 [Member]
Statement Line Items [Line Items]
Gross loans receivable
Higher risk [Member] | Stage 2 [Member]
Statement Line Items [Line Items]
Gross loans receivable	1,289	1,240
Higher risk [Member] | Stage 3 [Member]
Statement Line Items [Line Items]
Gross loans receivable
Non-performing [Member]
Statement Line Items [Line Items]
Gross loans receivable	$ 10,586	$ 7,546
Days past due	91+ days past due or bankrupt	91+ days past due or bankrupt
Non-performing [Member] | Stage 1 [Member]
Statement Line Items [Line Items]
Gross loans receivable
Non-performing [Member] | Stage 2 [Member]
Statement Line Items [Line Items]
Gross loans receivable
Non-performing [Member] | Stage 3 [Member]
Statement Line Items [Line Items]
Gross loans receivable	$ 10,586	$ 7,546

[1]	The consolidated statement of Financial position as at December 31, 2019 reflects the adoption of IFRS 16 on January 1, 2019. The comparative information has not been restated.